REDEEMABLE ORDINARY SHARES	12 Months Ended
Dec. 31, 2017
REDEEMABLE ORDINARY SHARES [Abstract]
REDEEMABLE ORDINARY SHARES
23.	Redeemable ordinary shares

On January 29, 2008 and concurrently with SolarOne Group’s convertible bond issuance (which was substantially repaid in January 2014), the Group issued and sold 901,961 ADSs (as retrospectively adjusted to reflect the current ADS to ordinary share ratio of one ADS to 50 ordinary shares effective on June 15, 2015), representing 45,098,055 of the Company’s ordinary shares at the par value per share of $0.0001. On October 25, 2011 and November 22, 2016, the Group repurchased and cancelled 500,553 ADSs and 401,408 ADSs (as retrospectively adjusted to reflect the current ADS to ordinary share ratio of one ADS to 50 ordinary shares effective on June 15, 2015), representing 25,027,680 and 20,070,375, respectively, of the Company’s ordinary shares at the par value per share of $0.0001. There are no outstanding redeemable ordinary shares as of December 31, 2016 and 2017.